UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                    Oppenheimer Aggressive Growth Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--91.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--20.7%
--------------------------------------------------------------------------------
 Household Durables--1.9%
 Garmin Ltd. 1                                        511,000      $ 20,373,570
--------------------------------------------------------------------------------
 Media--3.5%
 Univision Communications, Inc.,
 Cl. A 1                                            1,200,000        36,480,000
--------------------------------------------------------------------------------
 Multiline Retail--2.6%
 Family Dollar Stores, Inc.                           700,000        26,705,000
--------------------------------------------------------------------------------
 Specialty Retail--7.9%
 Bed Bath & Beyond, Inc. 1                          1,800,000        69,858,000
--------------------------------------------------------------------------------
 Best Buy Co., Inc. 1                                 300,000        13,176,000
                                                                   ------------
                                                                     83,034,000

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--4.8%
 Coach, Inc. 1                                      1,000,000        49,740,000
--------------------------------------------------------------------------------
 Financials--9.8%
--------------------------------------------------------------------------------
 Insurance--3.3%
 AMBAC Financial Group, Inc.                          176,600        11,699,750
--------------------------------------------------------------------------------
 MBIA, Inc.                                           464,800        22,659,000
                                                                   ------------
                                                                     34,358,750

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--6.5%
 Doral Financial Corp.                                633,800        28,299,170
--------------------------------------------------------------------------------
 Radian Group, Inc.                                 1,069,400        39,193,510
                                                                   ------------
                                                                     67,492,680

--------------------------------------------------------------------------------
 Health Care--24.5%
--------------------------------------------------------------------------------
 Biotechnology--10.3%
 Gilead Sciences, Inc. 1                            1,245,800        69,241,564
--------------------------------------------------------------------------------
 Medimmune, Inc. 1                                    900,000        32,733,000
--------------------------------------------------------------------------------
 Millennium Pharmaceuticals,
 Inc. 1                                               350,000         5,505,500
                                                                   ------------
                                                                    107,480,064

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--9.2%
 Biomet, Inc.                                         502,000        14,387,320
--------------------------------------------------------------------------------
 Stryker Corp. 1                                      225,000        15,608,250
--------------------------------------------------------------------------------
 Varian Medical Systems,
 Inc. 1                                             1,141,000        65,687,370
                                                                   ------------
                                                                     95,682,940

--------------------------------------------------------------------------------
 Health Care Providers & Services--4.0%
 Lincare Holdings, Inc. 1                           1,340,000        42,223,400
--------------------------------------------------------------------------------
 Pharmaceuticals--1.0%
 Mylan Laboratories, Inc.                             300,000        10,431,000
--------------------------------------------------------------------------------
 Industrials--5.0%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--5.0%
 Apollo Group, Inc., Cl. A 1                          666,000        41,132,160
--------------------------------------------------------------------------------
 Career Education Corp. 1                             160,000        10,947,200
                                                                   ------------
                                                                     52,079,360


                                                                   Market Value
                                                       Shares         See Note 1
-------------------------------------------------------------------------------
 Information Technology--31.9%
--------------------------------------------------------------------------------
 Communications Equipment--8.1%
 Scientific-Atlanta, Inc.                             800,000      $ 19,072,000
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                  1,849,500        65,786,715
                                                                   ------------
                                                                     84,858,715

--------------------------------------------------------------------------------
 Computers & Peripherals--1.0%
 Network Appliance, Inc. 1                            680,000        11,022,800
--------------------------------------------------------------------------------
 Internet Software & Services--5.1%
 Expedia, Inc., Cl. A 1                               695,000        53,084,100
--------------------------------------------------------------------------------
 IT Services--2.4%
 Iron Mountain, Inc. 1                                665,000        24,664,850
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--8.5%
 Broadcom Corp., Cl. A 1                              430,000        10,711,300
--------------------------------------------------------------------------------
 Marvell Technology
 Group Ltd. 1                                       1,340,000        46,055,800
--------------------------------------------------------------------------------
 QLogic Corp. 1                                       665,000        32,139,450
                                                                   ------------
                                                                     88,906,550

--------------------------------------------------------------------------------
 Software--6.8%
 Mercury Interactive Corp. 1                          935,000        36,100,350
--------------------------------------------------------------------------------
 Symantec Corp. 1                                     800,000        35,088,000
                                                                   ------------
                                                                     71,188,350
                                                                   ------------
 Total Common Stocks (Cost $786,898,031)                            959,806,129

--------------------------------------------------------------------------------
 Preferred Stocks--0.2%
 Axsun Technologies, Inc., Cv.,
 Series C 1,2,3                                     3,170,523         1,523,753
--------------------------------------------------------------------------------
 Blaze Network Products, Inc.,
 8% Cv., Series D 1,2,3                             1,147,862              --
--------------------------------------------------------------------------------
 BroadBand Office, Inc., Cv.,
 Series C 1,2,3                                       211,641              --
--------------------------------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc.:
 Cv., Series D 1,2,3                                1,298,701              --
 Cv., Series Z 1,2,3                                  262,439              --
--------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum
 Cv., Series D 1,2,3                                2,663,972            18,115
--------------------------------------------------------------------------------
 MicroPhotonix Integration Corp.,
 Cv., Series C 1,2,3                                  633,383              --
--------------------------------------------------------------------------------
 Multiplex, Inc., Cv., Series C 1,2,3               2,330,253           604,934
--------------------------------------------------------------------------------
 Questia Media, Inc., Cv.,
 Series B 1,2,3                                     2,329,735           110,895
                                                                   ------------
 Total Preferred Stocks (Cost $113,962,357)                           2,257,697


                   4 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

                                              Principal          Market Value
                                                 Amount            See Note 1
-----------------------------------------------------------------------------
 Joint Repurchase Agreements--10.7% 4
 Undivided interest of 16.95% in
 joint repurchase agreement (Principal
 Amount/Market Value $657,477,000,
 with a maturity value of $657,496,907)
 with PaineWebber, Inc., 1.09%,
 dated 6/30/03, to be repurchased
 at $111,435,374 on 7/1/03, collateralized
 by Federal Home Loan Mortgage
 Corp., 5%, 5/1/18--5/5/18, with a
 value of $671,305,296
 (Cost $111,432,000)                       $111,432,000        $  111,432,000

-------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $1,012,292,388)                            102.8%        1,073,495,826
-------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                   (2.8)          (28,995,974)
                                           ------------------------------------
 Net Assets                                       100.0%      $ 1,044,499,852
                                           ====================================





Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2003 amounts to $2,257,697. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            Shares         Gross           Gross         Shares      Unrealized
                                                 December 31, 2002     Additions      Reductions  June 30, 2003    Depreciation
--------------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C                 3,170,523            --              --      3,170,523    $ 35,476,250
 Blaze Network Products, Inc., 8% Cv.,
 Series D                                                1,147,862            --              --      1,147,862       7,346,317
 BroadBand Office, Inc., Cv., Series C                     211,641            --              --        211,641       4,000,015
 Centerpoint Broadband Technologies, Inc.,
 Cv., Series D                                           1,298,701            --              --      1,298,701      13,999,997
 Centerpoint Broadband Technologies, Inc.,
 Cv., Series Z                                             262,439            --              --        262,439       6,999,992
 fusionOne, Inc., 8% Non-Cum. Cv., Series D              2,663,972            --              --      2,663,972      14,447,253
 MicroPhotonix Integration Corp., Cv.,
 Series C                                                  633,383            --              --        633,383       4,000,004
 Multiplex, Inc., Cv., Series C                          2,330,253            --              --      2,330,253      16,545,728
 Questia Media, Inc., Cv., Series B                      2,329,735            --              --      2,329,735       8,889,104
                                                                                                                  --------------
                                                                                                                   $111,704,660
                                                                                                                  ==============

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.



See accompanying Notes to Financial Statements.




                   5 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003


-------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (including cost and market value of $111,432,000 in repurchase agreements)--see accompanying statement:
 Unaffiliated companies (cost $898,330,031)                                                            $  1,071,238,129
 Affiliated companies (cost $113,962,357)                                                                     2,257,697
                                                                                                       ------------------
                                                                                                          1,073,495,826
-------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                           1,991,238
 Interest and dividends                                                                                         151,046
 Other                                                                                                           60,649
                                                                                                       ------------------
 Total assets                                                                                             1,075,698,759

-------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Bank overdraft                                                                                                   1,357
-------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                       30,408,049
 Shares of beneficial interest redeemed                                                                         743,267
 Shareholder reports                                                                                             20,103
 Trustees' compensation                                                                                           2,444
 Service plan fees                                                                                                  959
 Transfer and shareholder servicing agent fees                                                                      863
 Other                                                                                                           21,865
                                                                                                       ------------------
 Total liabilities                                                                                           31,198,907

-------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                              $1,044,499,852
                                                                                                       ==================


-------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                            $         31,424
-------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                               1,941,589,902
-------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                             (1,736,667)
-------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                  (956,588,245)
-------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                  61,203,438
                                                                                                       ------------------
 Net Assets                                                                                              $1,044,499,852
                                                                                                       ==================


-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $1,041,580,649
 and 31,335,703 shares of beneficial interest outstanding)                                                       $33.24
-------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $2,919,203
 and 88,171 shares of beneficial interest outstanding)                                                           $33.11


 See accompanying Notes to Financial Statements.


                   6 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited



 For the Six Months Ended June 30, 2003

--------------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $7,524)                              $    916,889
--------------------------------------------------------------------------------------------------
 Interest                                                                                 680,348
--------------------------------------------------------------------------------------------------
 Other                                                                                     10,017
                                                                                     -------------
 Total investment income                                                                1,607,254

--------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                        3,277,891
--------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                          1,140
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                         5,422
 Service shares                                                                                85
--------------------------------------------------------------------------------------------------
 Shareholder reports                                                                       40,053
--------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                    13,076
--------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                  230
--------------------------------------------------------------------------------------------------
 Other                                                                                      6,254
                                                                                     -------------
 Total expenses                                                                         3,344,151
 Less reduction to custodian expenses                                                        (230)
                                                                                     -------------
 Net expenses                                                                           3,343,921

--------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                   (1,736,667)


--------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                         (106,202,369)
 Closing and expiration of option contracts written                                       249,896
                                                                                     -------------
 Net realized loss                                                                   (105,952,473)
--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                 232,598,324

--------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                $124,909,184
                                                                                     =============


 See accompanying Notes to Financial Statements.


                   7 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      Six Months                   Year
                                                                                           Ended                  Ended
                                                                                   June 30, 2003           December 31,
                                                                                     (Unaudited)                   2002
-------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                              $   (1,736,667)         $   (3,634,134)
-------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                  (105,952,473)           (236,178,562)
-------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                232,598,324            (188,237,967)
                                                                                  ---------------------------------------
 Net increase (decrease) in net assets resulting from operations                     124,909,184            (428,050,663)

-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Non-Service shares                                                                           --              (8,907,419)
 Service shares                                                                               --                    (359)

-------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                  (63,037,102)           (204,697,344)
 Service shares                                                                        2,565,054                 114,405

-------------------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                            64,437,136            (641,541,380)
-------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                 980,062,716           1,621,604,096
                                                                                  ---------------------------------------
 End of period [including accumulated net investment
 loss of $1,736,667 for the six months ended June 30, 2003]                       $1,044,499,852          $  980,062,716
                                                                                  =======================================


 See accompanying Notes to Financial Statements.


                   8 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS

                                                  Six Months                                                                 Year
                                                       Ended                                                                Ended
                                               June 30, 2003                                                         December 31,
 Non-Service shares                               (Unaudited)         2002          2001          2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $ 29.23       $ 40.72       $ 70.77       $ 82.31       $ 44.83      $ 40.96
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.06)         (.10)          .23           .53          (.09)        (.05)
 Net realized and unrealized gain (loss)                4.07        (11.16)       (21.38)        (8.59)        37.57         5.09
                                                     -----------------------------------------------------------------------------
 Total from investment operations                       4.01        (11.26)       (21.15)        (8.06)        37.48         5.04
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --          (.23)         (.54)           --            --         (.10)
 Distributions from net realized gain                     --            --         (8.36)        (3.48)           --        (1.07)
                                                     -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --          (.23)        (8.90)        (3.48)           --        (1.17)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $ 33.24       $ 29.23       $ 40.72       $ 70.77       $ 82.31      $ 44.83
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    13.72%       (27.79)%      (31.27)%      (11.24)%       83.60%       12.36%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)         $1,041,581    $  979,919    $1,621,550    $2,595,101    $2,104,128   $1,077,960
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $  961,060    $1,240,435    $1,898,088    $2,978,465    $1,314,349   $  954,848
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                          (0.36)%       (0.29)%        0.47%         0.65%        (0.17)%      (0.12)%
 Expenses, gross                                        0.70%         0.68%         0.68%         0.64%         0.67%        0.71% 3
 Expenses, net                                          0.70% 4       0.68% 4       0.68% 4       0.64% 4       0.67% 4      0.71%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  53%           54%          134%           39%           66%          80%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.



 See accompanying Notes to Financial Statements.


                   9 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS  Continued

                                                                  Six Months                                      Year
                                                                       Ended                                     Ended
                                                               June 30, 2003                              December 31,
 Service shares                                                   (Unaudited)         2002          2001          2000 1
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                 $29.13       $ 40.70       $ 70.77       $ 97.75
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                   .05           .16           .19           .20
 Net realized and unrealized gain (loss)                                3.93        (11.53)       (21.36)       (27.18)
                                                                      -------------------------------------------------
 Total from investment operations                                       3.98        (11.37)       (21.17)       (26.98)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                     --          (.20)         (.54)           --
 Distributions from net realized gain                                     --            --         (8.36)           --
                                                                      -------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                          --          (.20)        (8.90)           --
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $33.11       $ 29.13       $ 40.70       $ 70.77
                                                                      =================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                    13.66%       (28.05)%      (31.31)%      (27.60)%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                             $2,919          $144           $54            $1
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $  970          $ 72           $31            $1
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                          (0.62)%       (0.56)%        0.09%         1.14%
 Expenses, gross                                                        0.96%         1.55%         0.83%         0.64%
 Expenses, net                                                          0.96% 4       0.98% 4,5     0.83% 4       0.64% 4
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  53%           54%          134%           39%


1. For the period from October 16, 2000 (inception of offering) to December 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


                   10 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $956,588,254. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.




                   11 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2009         $590,048,244
                              2010          230,224,822
                                           ------------
                              Total        $820,273,066
                                           ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                   Six Months Ended               Year Ended
                                      June 30, 2003        December 31, 2002
  ---------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                               $--               $8,907,778


--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                   12 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                       Six Months Ended June 30, 2003             Year Ended December 31, 2002
                                                           Shares              Amount              Shares               Amount
-------------------------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                                   4,037,265       $ 121,874,482           7,012,727        $ 240,059,154
 Dividends and/or distributions reinvested                     --                  --             230,762            8,907,419
 Redeemed                                              (6,224,253)       (184,911,584)        (13,538,032)        (453,663,917)
                                                       ------------------------------------------------------------------------
 Net decrease                                          (2,186,988)      $ (63,037,102)         (6,294,543)       $(204,697,344)
                                                       ========================================================================


-------------------------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                                      85,784       $   2,643,952               5,604        $     188,927
 Dividends and/or distributions reinvested                     --                  --                   9                  359
 Redeemed                                                  (2,552)            (78,898)             (1,993)             (74,881)
                                                       ------------------------------------------------------------------------
 Net increase                                              83,232       $   2,565,054               3,620        $     114,405
                                                       ========================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $459,951,906 and $497,268,502, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $1,140.



                   13 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended June 30, 2003 was as follows:


                                                                Call Options
                                              ------------------------------
                                               Number of           Amount of
                                               Contracts            Premiums
 ---------------------------------------------------------------------------
 Options outstanding as of December 31, 2002          --                $ --
 Options written                                   1,700             249,896
 Options closed or expired                        (1,700)           (249,896)
                                              ------------------------------
 Options outstanding as of June 30, 2003              --                $ --
                                              ==============================


                   14 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $2,257,697, which represents 0.22% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                      Acquisition                       Valuation as of           Unrealized
 Security                                                   Dates            Cost         June 30, 2003         Depreciation
-----------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C                 12/13/00     $37,000,003            $1,523,753          $35,476,250
 Blaze Network Products, Inc., 8% Cv., Series D          10/17/00       7,346,317                    --            7,346,317
 BroadBand Office, Inc., Cv., Series C                    8/28/00       4,000,015                    --            4,000,015
 Centerpoint Broadband Technologies, Inc., Cv.,
 Series D                                                10/23/00      13,999,997                    --           13,999,997
 Centerpoint Broadband Technologies, Inc., Cv.,
 Series Z                                                 5/26/00       6,999,992                    --            6,999,992
 fusionOne, Inc., 8% Non-Cum. Cv., Series D                9/6/00      14,465,368                18,115           14,447,253
 MicroPhotonix Integration Corp., Cv., Series C            7/6/00       4,000,004                    --            4,000,004
 Multiplex, Inc., Cv., Series C                            2/9/01      17,150,662               604,934           16,545,728
 Questia Media, Inc., Cv., Series B                       8/18/00       8,999,999               110,895            8,889,104

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

                   15 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)